FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Feb. 29, 2016
FINANCIAL INSTRUMENTS
Schedule of Fair Value of Financial Instruments

        The following table summarizes the carrying values of the Company's financial instruments:

	February 29, 2016	February 28, 2015
Assets held at fair value (A)	4,277	23,692
Loans and receivables (B)	19,110	49,614
Other financial liabilities (C)	44,434	71,728
Liabilities held at fair value (D)	120	1,239

(A)	Includes cash and cash equivalents
(B)	Includes trade receivables and other miscellaneous receivables
(C)	Includes accounts payable, accrued liabilities, payroll related accruals, debt facility and termination fee
(D)	Warrant liability

Schedule of Level 2 and Level 3 Financial instruments carried at fair value

        As at February 29, 2016 the Company held the following Level 3 financial instruments carried at fair value on the consolidated balance sheet.

	Level 3	Total
Financial Liabilities
Warrant liability	3	3

        As at February 28, 2015, the Company held the following Level 3 financial instruments carried at fair value on the consolidated balance sheet.

	Level 3	Total
Financial Liabilities
Warrant liability	603	603

Schedule of Level 3 warrant liability measured at fair value

        A reconciliation of the Level 3 warrant liability measured at fair value for the year ended February 29, 2016 follows:

	Warrants	$
Balance at February 28, 2015	2,088,750	603
Fair value adjustment – warrant liability	—	(600)

Balance at February 29, 2016	2,088,750	3